TAXES PAYABLE (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021
TAXES PAYABLE
Income taxes payable	$ 498,705	$ 493,196
VAT payable	371
Other	18
Total taxes payable	$ 499,094	$ 493,196